Employees and remuneration of key management personnel - Group's total employment costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees and remuneration of key management personnel
Wages and salaries	£ 1,534	£ 1,287	£ 1,362
Social security costs	163	147	151
Pension and other post-employment costs	52	30	30
Share-based incentive plans	78	59	63
Severance costs from integration and restructuring activities	8	95	77
Total employment costs	£ 1,835	£ 1,618	£ 1,683